Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
11. Income Taxes
The effective tax rate for the three months ended June 30, 2021 and 2022 was zero. The difference between the effective income tax rate and the U.S. federal statutory rate of 21% is primarily attributable to recording valuation allowances to offset deferred tax assets arising from federal and state net operating losses.

11. Income Taxes
Apexigen recorded no provision for income taxes for the years ended December 31, 2020 and 2021. Apexigen incurred net operating losses for all the periods presented.
The effective tax rate of the provision for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2020	2021
Federal statutory income tax rate	21.0%	21.0%
Permanent differences	(0.5)%	(0.3)%
Other credit	1.7%	3.2%
Other	0.6%	(0.3)%
State rate change impact	(21.0)%	0.0%
Change in valuation allowance	(1.8)%	(23.6)%

	0.0%	0.0%

The components of the deferred tax assets and liabilities are as follows (in thousands):

	Years Ended December 31,
	2020	2021
Deferred tax assets:
Net operating loss carry forwards	$21,135	$27,217
Tax credits	3,049	3,964
Other reserves and accruals	1,641	1,334

Gross deferred tax assets	25,825	32,515
Deferred tax liabilities:
Depreciation and amortization	(32)	(24)
Right-of-use assets	(236)	(101)

Gross deferred tax liabilities	(268)	(125)
Valuation allowance	(25,557)	(32,390)

Net deferred tax assets	$—	$—

Realization of the deferred tax assets depends upon future taxable income. Since the amount and timing of future income are uncertain, the net deferred tax assets as of December 31, 2020 and 2021 have been fully offset by a valuation allowance. The valuation allowance increased by $0.4 million and $6.8 million during the years ended December 31, 2020 and 2021, respectively.
As of December 31, 2021, Apexigen had federal net operating loss (“NOL”) carryforwards totaling $129.6 million. Of the $129.6 million, $101.4 million related to NOLs generated after December 31, 2017 and are carried forward indefinitely but are subject to an 80% of taxable income limitation, and $28.3 million will begin to expire in 2033. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) permits NOL carryovers and carrybacks to offset 100% of taxable income for years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019 and 2020 to be carried back to each of the five preceding taxable years. The CARES Act did not have an impact to Apexigen’s NOLs. As of December 31, 2021, Apexigen had state NOL carryforward of $64.5 million, which will begin to expire in 2035. Apexigen also has federal and state research and development tax credits of $3.1 million and $2.3 million, respectively, as of December 31, 2021. The federal research credits will begin to expire in the year 2030, and the state research credits have no expiration date. Apexigen qualified for Federal Orphan Drug credit in 2020 and started to claim the credit for tax year 2021. As of December 31, 2021, Apexigen has federal Orphan Drug credits of $0.5 million, which will begin to expire in 2041.
Apexigen’s NOL and credit carryforwards may be subject to annual limitations due to ownership change provisions by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.
Apexigen elected to recognize, if incurred, interest and penalties related to liabilities for uncertain tax positions as a part of income tax expense. Apexigen has incurred no such interest and penalties to date.
Apexigen determines its uncertain tax positions based on whether and how much of a tax benefit taken by Apexigen in its tax filings is more likely than not to be sustained upon examination by the relevant income tax authorities.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Years Ended December 31,
	2020	2021
Gross unrecognized tax benefit at January 1	$966	$1,181
Additions for tax provision taken in the current year	215	417

Gross unrecognized tax benefit at December 31	$1,181	$1,598

Apexigen does not expect the unrecognized tax benefits to change significantly over the next 12 months. Apexigen files income tax returns in the U.S. federal jurisdiction and the states of California and New York. Apexigen is subject to examination by the Internal Revenue Service and the state jurisdictions for all tax years.